Insurance Contracts - Summary of Unearned Premium Reserves (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unearned premium reserves [line items]
As at 1 January	¥ 11,062	¥ 11,762
Increase	12,632	11,062
Release	(11,062)	(11,762)
As at 31 December	12,632	11,062
Gross [member]
Unearned premium reserves [line items]
As at 1 January	11,432	12,289
Increase	13,001	11,432
Release	(11,432)	(12,289)
As at 31 December	13,001	11,432
Ceded [member]
Unearned premium reserves [line items]
As at 1 January	(370)	(527)
Increase	(369)	(370)
Release	370	527
As at 31 December	¥ (369)	¥ (370)